Long-Term Debt (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt [Line Items]
Borrowings under Guaranteed Investment Agreements		$ 116,800		$ 116,800		$ 94,198
Debt Instrument, Term	10 years
Line of Credit Facility, Interest Rate Description				The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia.		The floating interest rates on the revolving notes are between DTF+6% and DTF+7%. DTF is the primary measure of interest rates in Colombia.
Long-term Line of Credit	$ 20,800					$ 375	$ 1,872
Interest Expense, Debt		2,307	$ 2,380	$ 6,509	$ 6,647	8,900	7,886
Capital Leases, Future Minimum Payments Due						15,505
Proceeds from Debt, Net of Issuance Costs						9,185	8,372
Proceeds from Issuance of Debt						87,109	21,237
Repayments of Debt				72,461	62,013	77,924	12,865
Property, Plant and Equipment, Net, Total		127,693		127,693		103,980	87,382
Other Assets, Noncurrent		5,037		5,037		6,195	262
Assets Acquired Under Capital Lease				44,624	$ 3,152	27,778	17,686
Revolving Lines Of Credit [Member]
Long Term Debt [Line Items]
Long-term Line of Credit		6,700		6,700		400
Line of Credit Facility, Maximum Borrowing Capacity		7,100		7,100		1,900
Secured Debt [Member]
Long Term Debt [Line Items]
Long-term Line of Credit		30,800		30,800		26,856	27,596
Property, Plant and Equipment, Net, Total		5,900		5,900		7,362	2,931
Other Assets, Noncurrent		$ 300		$ 300		$ 435	$ 0
Maximum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term				15 years		15 years
Debt Instrument, Interest Rate, Effective Percentage		14.70%		14.70%		12.01%
Capital Leases Obligation Discount Rate						12.20%
Minimum [Member]
Long Term Debt [Line Items]
Debt Instrument, Term				6 months
Debt Instrument, Interest Rate, Effective Percentage		2.80%		2.80%		4.56%
Capital Leases Obligation Discount Rate						7.94%